Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Deferred Income Tax Liabilities

Deferred income tax liabilities comprise:

	2022	2023	2024

Vacation reserve, accrued bonuses and share-based compensation	873	1,242	994
Property, equipment and intangible assets	(4,078)	(4,012)	(5,369)
Other	-	527	48

Net deferred tax liability	(3,205)	(2,243)	(4,327)

Summary between Net Income before Tax and Income Tax Expenses

Relationships between net income before tax and income tax expenses are explained as follows:

	2022	2023	2024

Net income before tax	720,574	1,022,004	1,282,289

Tax at the statutory tax rate of 20%	(144,115)	(204,400)	(256,458)
Non-taxable income	12,892	38,038	36,797
Adjustment recognized in the period for current tax of prior periods	315	-	-
Non-deductible expense	(822)	(6,872)	(5,794)

Income tax expense	(131,730)	(173,234)	(225,455)

Current income tax expense	(131,307)	(174,196)	(223,371)
Adjustment recognized in the period for current tax of prior periods	315	-	-
Deferred income tax (expense)/benefit	(738)	962	(2,084)

Income tax expense	(131,730)	(173,234)	(225,455)

Summary of Net Deferred Tax Liability

	2022	2023	2024

Net deferred tax liability:
Balance as at 31 December	(2,467)	(3,205)	(2,243)
Change in deferred income tax balances recognized in profit or loss	(738)	962	(2,084)

At the end of the period	(3,205)	(2,243)	(4,327)